Fixed Assets (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended
	Jan. 08, 2020	Aug. 26, 2019	Aug. 23, 2019	Apr. 30, 2020
Debt maturity date				Aug. 23, 2024
Triton Funds, LP [Member]
Promissory note issued for acquisition			$ 2,750,000
Interest rate of promissiory note			6.00%
Debt maturity date	Jun. 30, 2019		Aug. 23, 2024
Warrant Agreement [Member] | Triton Funds, LP [Member]
Promissory note issued for acquisition			$ 1,760,000
Interest rate of promissiory note			15.00%
Debt maturity date			Aug. 15, 2024
Additions [Member]
Purchase price of acquisition		$ 4,510,000